             As filed with the Securities and Exchange Commission

                             on December 15, 2000

                            Securities Act File No.

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /  x  /
                                                                 -----

   Pre-Effective Amendment No. /____/       Post-Effective Amendment No. /____/

                               INVESTMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

           Two International Place, Boston, Massachusetts 02110-4103
              (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                       Scudder Kemper Investments, Inc.
                            Two International Place
                             Boston, MA 02110-4103
                    (Name and Address of Agent for Service)

                                (617) 295-1000
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

       Caroline Pearson, Esq.              Joseph R. Fleming, Esq.
       Scudder Kemper Investments, Inc.    Dechert
       Two International Place             Ten Post Office Square - South
       Boston, MA 02110-4103               Boston, MA  02109-4603

                 Approximate Date of Proposed Public Offering:
     As soon as practicable after this Registration Statement is declared effective.

                     Title of Securities Being Registered:
                Shares of Beneficial Interest ($.01 par value)
          of Scudder Capital Growth Fund, a series of the Registrant
________________________________________________________________________________

   It is proposed that this filing will become effective on January 14, 2001 pursuant to Rule 488 under the Securities Act of 1933.

________________________________________________________________________________

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                    PART A

            INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                              CLASSIC GROWTH FUND

     Please take notice that a Special Meeting of Shareholders (the "Meeting") of Classic Growth Fund (the "Fund"), a series of Investment Trust, will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on May 24, 2001, at 3:00 p.m., Eastern time, for the following purpose:

     Proposal: To approve an Agreement and Plan of Reorganization for the Fund
               (the "Plan"). Under the Plan, (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Scudder Capital Growth Fund, (ii) each shareholder of the Fund would receive shares of Scudder Capital Growth Fund of a corresponding class to those held by the shareholder in the Fund in an amount equal to the value of their holdings in the Fund, and (iii) the Fund would then be terminated.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

     Holders of record of shares of the Fund at the close of business on March 5, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

     In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote AGAINST any such adjournment those proxies to be voted against the Proposal.

                                 By Order of the Board,

                                 /s/ John Millette

                                 John Millette
                                 Secretary
March 6, 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS

INTRODUCTION................................................................. __

PROPOSAL: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION................... __

          SYNOPSIS........................................................... __

          PRINCIPAL RISK FACTORS............................................. __

          THE PROPOSED TRANSACTION........................................... __

ADDITIONAL INFORMATION....................................................... __

                          PROXY STATEMENT/PROSPECTUS
                               March [  ], 2001
                 Relating to the acquisition of the assets of
                             CLASSIC GROWTH FUND,
                             a separate series of
                        INVESTMENT TRUST (the "Trust")
                            Two International Place
                       Boston, Massachusetts 02110-4103
                              (800) [          ]
                          ___________________________

            by and in exchange for shares of beneficial interest of
                         SCUDDER CAPITAL GROWTH FUND,
                        a separate series of the Trust
                            Two International Place
                       Boston, Massachusetts 02110-4103
                               (800) [         ]

                          ___________________________

                                 INTRODUCTION

          This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust in connection with the Special Meeting of Shareholders of Classic Growth Fund (the "Fund") to be held on May 24, 2001, at the offices of Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), 13th Floor, Two International Place, Boston, MA 02110-4103 at 3:00 p.m. (Eastern time), or at such later time made necessary by all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about March 6, 2001 or as soon as practicable thereafter.

          At the meeting, shareholders of the Fund will be asked to approve an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Scudder Capital Growth Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund, in exchange for shares of beneficial interest of Scudder Capital Growth Fund and the assumption by Scudder Capital Growth Fund of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Scudder Capital Growth Fund received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. As a result of the Reorganization, shareholders of the Fund will become shareholders of Scudder Capital Growth Fund and will receive shares of Scudder Capital Growth Fund in an amount equal to the value of their holdings in the Fund as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about June 25, 2001.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          In the descriptions of the Proposal below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Fund or Scudder Capital Growth Fund (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken by the Trust, on behalf of the applicable Fund.

          This Proxy Statement/Prospectus sets forth concisely the information about Scudder Capital Growth Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Scudder Capital Growth Fund, see Scudder Capital Growth Fund's prospectus relating to the class of shares that you will receive in the Reorganization, as each is supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated February 1, 2001, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

          Also incorporated herein by reference is Scudder Capital Growth Fund's statement of additional information relating to the class of shares that you will receive in the Reorganization, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing Scudder Capital Growth Fund at the telephone number or address listed above. A Statement
of Additional Information, dated March [    ], 2001, containing additional
information about the Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Scudder Capital Growth Fund at the telephone number or address listed above. Shareholder inquiries regarding Scudder Capital Growth Fund may be made
by calling (800) [    ] and shareholder inquiries regarding the Fund may be made
by calling (800) [    ]. The information contained in this document concerning
each Fund has been provided by, and is included herein in reliance upon, that Fund.

          Scudder Capital Growth Fund and the Fund are diversified series of shares of beneficial interest of the Trust, an open-end management investment company organized as a Massachusetts business trust.

     The Board of Trustees of the Trust unanimously recommends that shareholders vote FOR the Proposal.

                       PROPOSAL:  APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I.  SYNOPSIS

Introduction

     The Board of Trustees of the Trust, including all of the Independent Trustees, approved the Plan at a meeting held on November 13, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Scudder Capital Growth Fund in exchange for Class S, Class A, Class B and Class C shares of Scudder Capital Growth Fund; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and (c) the termination of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of Scudder Capital Growth Fund and will hold, immediately after the Reorganization, shares of the class of shares of Scudder Capital Growth Fund that corresponds to the class of shares of the Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

     Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Fund's shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives, exchange privileges and automatic dividend reinvestment. Services provided to the Class S, Class A, Class B and Class C shareholders of Scudder Capital Growth Fund following the Reorganization will be identical to those currently provided to shareholders of the corresponding class of the Fund. See "Purchases, Exchanges and Redemptions" below.

Background of the Reorganization

     The Reorganization is part of a broader Scudder Kemper restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

     As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund shareholders. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that the combination of its open-end, directly-distributed funds and classes (the "Scudder Funds") with the funds in the Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. Scudder Kemper has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and policies. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Scudder Funds.

     The fund consolidations are expected to have a positive impact on Scudder Kemper, as well. These consolidations are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

     Since receiving Scudder Kemper's proposal on June 5, 2000, the Trustees have conducted a thorough review of all aspects of the proposed Reorganization. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

     The Trustees believe that the Reorganization will provide shareholders of the Fund with the following benefits:

     . LOWER FUND EXPENSES. If the Reorganization is approved, the Fund's shareholders are expected to benefit from lower total fund operating expenses. Please refer to "Comparison of Expenses" below.

     . GREATER PREDICTABILITY OF EXPENSES. Scudder Capital Growth Fund and Scudder Kemper have entered into an administrative services agreement pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by Scudder Capital Growth Fund in return for payment by each class of shares of Scudder Capital Growth Fund of an annual administrative services fee. This agreement, which has an initial three year term, protects Scudder Capital Growth Fund's shareholders from increases in Scudder Capital Growth Fund's expense ratio attributed to any increases in the costs of providing these services.

     . SIMILAR INVESTMENT OBJECTIVES AND POLICIES. Although some differences do exist, Scudder Kemper has advised the Trustees that the Funds have compatible investment objectives and policies. Scudder Kemper has also advised the Trustees that both Funds have the same portfolio management team and follow a substantially similar investment process. Please refer to "Investment Objectives, Policies and Restrictions of the Funds" below.

     . TAX-FREE REORGANIZATION. It is a condition of the Reorganization that the Fund receives an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

     For these reasons, as more fully described below under "The Proposed Transaction -- Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:

     . the Reorganization is in the best interests of the Fund and its shareholders; and

     . the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Trustees unanimously recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

     This section will help you compare the investment objectives and policies of the Fund and Scudder Capital Growth Fund. Please be aware that this is only a summary. More complete information may be found in the Funds' prospectuses.

     The investment objectives, policies and restrictions of the Fund and Scudder Capital Growth Fund are similar. Some differences do exist. The investment objective of Scudder Capital Growth Fund is to seek long-term capital growth while actively seeking to reduce downside risk compared with other growth mutual funds. The investment objective of the Fund is to seek long-term growth of capital with reduced share price volatility compared with other growth mutual funds. There can be no assurance that either Fund will achieve its investment objective.

     Both Funds have the same lead portfolio manager and are managed in a substantially similar manner. Scudder Capital Growth Fund invests at least 65% of its total assets in equities, mainly common stocks of U.S. companies. The Fund also invests primarily in common stocks of U.S. companies. Although both Funds can invest in companies of any size, Scudder Capital Growth Fund generally focuses on established companies with market values of $3 billion or more, while the Fund generally focuses on established companies with market values of $2 billion or more. In addition, the Fund may invest up to 25% of its total assets in foreign securities, while Scudder Capital Growth Fund may invest in such securities without limit. Scudder Capital Growth Fund does not invest in securities issued by tobacco-producing companies. Each Fund also is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities ), but the Investment Manager does not expect to use them as principal investments, and might not use them at all, for either Fund.

     In choosing stocks for Scudder Capital Growth Fund, the Investment Manager looks for individual companies that have displayed above-average earnings growth compared to other growth companies and that have strong product lines, effective management and leadership positions within core markets. The Investment Manager also analyzes each company's valuation, stock price movements and other factors. In choosing stocks for the Fund, the Investment Manager looks for individual companies that have strong competitive positions, prospects for consistent growth, effective management and strong balance sheets. In actively monitoring the risk profile of Scudder Capital Growth Fund, the Investment Manager focuses on high quality companies with reasonable valuations, diversifies broadly among companies, industries and sectors, and limits the majority of its portfolio to no more than 3.5% of [total/net] assets in any one issuer. In seeking to reduce share price volatility for the Fund, the Investment Manager diversifies the Fund's investments by company, industry and sector and prefers to invest in companies whose stock appears reasonably valued in light of potential growth based on various factors. In addition, with respect to the Fund, the Investment Manager also prefers to avoid companies whose business fundamentals are deteriorating. Both Funds will normally sell a stock when the Investment Manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

     The Funds' investment restrictions are identical, as such restrictions are set forth under "Investment Restrictions" in each Fund's statement of additional information. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by the particular Fund's Board without shareholder approval. Investors should refer to the respective statements of additional information of the Funds for a fuller description of each Fund's investment policies and restrictions.

Portfolio Turnover

     The portfolio turnover rate for Scudder Capital Growth Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended September 30, 2000 was 66%. The portfolio turnover rate for the Fund for the fiscal year ended October 31, 2000 was 58%.

Performance

     The following table shows how the returns of the Fund and Scudder Capital Growth Fund over different periods average out. For context, the table also includes a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performances of both Funds and the index vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                [Insert Table]

     For management's discussion of Scudder Capital Growth Fund's performance for the fiscal year ended September 30, 2000, please refer to Exhibit B.

Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. The same individual serves as the lead portfolio manager for each Fund. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

     Scudder Capital Growth Fund pays the Investment Manager a graduated investment management fee for its services. The fee is graduated so that increases in Scudder Capital Growth Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of September 30, 2000, Scudder Capital Growth Fund had total net assets of $2,457,327,409. For the fiscal year ended September 30, 2000, Scudder Capital Growth Fund paid the Investment Manager a fee of 0.60% of its average daily net assets.

     The Fund pays the Investment Manager a fee at an annual rate of 0.70% of the Fund's average daily net assets, payable monthly. As of October 31, 2000, the Fund had total net assets of $250,374,000. For the fiscal year ended October 31, 2000, the Fund paid the Investment Manager a fee of 0.45% (after waiver) of its average daily net assets.

     The investment management fee schedule for the combined Fund after the Reorganization will be identical to the current fee schedule for Scudder Capital Growth Fund. Currently the fee schedules for the Fund and Scudder Capital Growth Fund are as follows:

----------------------------------------------------------------------------------------------------------
                        Fund                                        Scudder Capital Growth Fund
----------------------------------------------------------------------------------------------------------
Average Daily Net Assets               Fee Rate            Average Daily Net Assets              Fee Rate
------------------------               --------            ------------------------              --------
Annual rate for all asset levels       0.70%               First $3 billion                      0.580%
                                                           Next $1 billion                       0.555%
                                                           Over $4 billion                       0.530%
----------------------------------------------------------------------------------------------------------

     Based upon the Fund's average net assets for the twelve-month period ended September 30, 2000, the effective advisory fee rate for the Fund was 0.70%. Based upon each Fund's average net assets for the twelve-month period ended September 30, 2000, the effective advisory fee rate for Scudder Capital Growth Fund after the Reorganization would be 0.58% of average daily net assets.

Administrative Fee

     Scudder Capital Growth Fund has entered into an administration agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by Scudder Capital Growth Fund (other than those provided by Scudder Kemper under its investment management agreement with that Fund) in exchange for the payment by Scudder Capital Growth Fund of an annual administrative services fee (the "Administrative Fee") equal to 0.300%, 0.325%, 0.375% and 0.350% of average daily net assets attributable to the Class S, Class A, Class B and Class C shares, respectively. The fees for the services provided by Kemper Distributors, Inc. ("KDI") under its services agreement and underwriting and distribution agreement with Scudder Capital Growth Fund applicable to the Class A, Class B and Class C shares are not covered by, and are in addition to, the Administrative Fee. One effect of this arrangement is to make Scudder Capital Growth Fund's future expense ratio more predictable. On the other hand, the administrative fee rate does not decrease with economies of scale from increases in asset size or decreased operating expenses. The details of this arrangement (including expenses that are not covered) are set out below.

     Various service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to Scudder Capital Growth Fund pursuant to separate agreements. Some of these Service Providers may differ from current Service Providers of the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for Scudder Capital Growth Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of Scudder Capital Growth Fund. By contract with Scudder Service Corporation, Kemper Service Company, also a subsidiary of Scudder Kemper, serves as shareholder servicing agent for the Class A, Class B and Class C shares following the Reorganization. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Scudder Investor Services, Inc. ("SIS"), also a wholly-owned subsidiary of Scudder Kemper, acts as the principal underwriter and distributor for the Class S shares of Scudder Capital Growth Fund and acts as agent of such Fund in the continuous offering of its Class S shares. KDI, an affiliate of Scudder Kemper, acts as the principal underwriter and distributor for the Class A, Class B and Class C shares of Scudder Capital Growth Fund and acts as agent of such Fund in the continuous offering its Class A, Class B and Class C shares. As custodian, State Street Bank and Trust Company holds the portfolio securities of Scudder Capital Growth Fund, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for Scudder Capital Growth Fund.

     Under the Administration Agreement, each Service Provider provides the services to Scudder Capital Growth Fund described above, except that Scudder Kemper pays these entities for the provision of their services to Scudder Capital Growth Fund pays most other fund expenses, including insurance, registration, printing and postage fees. In return, Scudder Capital Growth Fund pays Scudder Kemper the Administrative Fee.

     The Administration Agreement will remain in effect for an initial term ending September 30, 2003, subject to earlier termination by the trustees that oversee Scudder Capital Growth Fund. The fee payable by Scudder Capital Growth Fund to Scudder Kemper pursuant to the Administration Agreement is reduced by the amount of any credit received from Scudder Capital Growth Fund's custodian for cash balances.

  Certain expenses of Scudder Capital Growth Fund are not borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). Scudder Capital Growth Fund continues to pay the fees required by its investment management agreement with Scudder Kemper. In addition, Class A, Class B and Class C shares of Scudder Capital Growth Fund pay the fees under the services agreement and underwriting and distribution services agreement with KDI, as described in "Distribution and Service Fees - Class A, Class B and Class C Shares" below.

Comparison of Expenses

  The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class S, Class A, Class B and Class C shares of Scudder Capital Growth Fund, and compares these with the expenses of the Fund. As indicated below, it is expected that the total expense ratio of each class of Scudder Capital Growth Fund following the Reorganization will be substantially lower than the current expense ratio of the corresponding classes of the Fund. Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 2000 (prior to the creation of Class A, Class B and Class C shares of Scudder Capital Growth Fund) and on a pro forma basis as of that date and for the twelve month period then ended, assuming the Reorganization had been in effect for the period.

                            Expense Comparison Table
                                 Class S Shares





                                                      Scudder
                                                      Capital    Pro Forma
                                              Fund  Growth Fund  (Combined) (1)
                                              ----  -----------  ----------
Shareholder Fees
----------------

Maximum Sales Charge (Load) Imposed on        None     None         None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge      None     None         None
(Load) (as % of redemption proceeds)

Maximum Deferred Sales Charge (Load)          None     None         None
imposed on reinvested dividends

Redemption Fee (as a percentage of amount     None     None*        None*
redeemed, if applicable)


Annual Fund Operating Expenses
------------------------------
(Unaudited) (as a % of average net assets)
------------------------------------------

Management Fees                               .70%     .58%(2)      .58%

Distribution and/or Service (12b-1) Fees             None         None     None

Other Expenses                                        .70%         .30%(3)  .30%

Total Annual Fund Operating Expenses                 1.40%         .88%     .88%

Expense Waiver                                       0.25%          --       --

Net Annual Fund Operating Expenses                   1.15%(4)      .88%     .88%
Expense Example of Total Operating Expenses
-------------------------------------------
at the End of the Period(5)
------------------------
One Year                                           $  117       $   90   $   90

Three Years                                        $  419       $  281   $  281

Five Years                                         $  742       $  488   $  488

Ten Years                                          $1,658       $1,084   $1,084

   ________________
* There is a $5 wire service fee for receiving redemption proceeds via wire.

Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Restated to reflect the implementation of Scudder Capital Growth Fund's new investment management agreement.
(3) Restated to reflect the implementation of Scudder Capital Growth Fund's Administration Agreement.
(4) By contract, Scudder Kemper has agreed to waive 0.25% of its management fee until January 31, 2002. There is no guarantee that this expense waiver will continue beyond January 31, 2002.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

                           Expense Comparison Table
                                Class A Shares


                                                        Scudder
                                                        Capital    Pro Forma
Shareholder Fees                               Fund   Growth Fund  (Combined)(1)
----------------                               ----   -----------  ----------

Maximum Sales Charge (Load) Imposed on         5.75%      5.75%      5.75%
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge       None       None       None
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load)           None         None         None
imposed on reinvested dividends

Redemption Fee (as a percentage of amount      None         None         None
redeemed, if applicable)


Annual Fund Operating Expenses
------------------------------
(Unaudited) (as a % of average net assets)
------------------------------------------

Management Fees                                 .70%         .58%(3)      .58%

Distribution and/or Service (12b-1) Fees       None          .25%         .25%

Other Expenses                                  .90%         .33%(4)      .33%

Total Annual Fund Operating Expenses           1.60%        1.16%        1.16%

Expense Waiver                                  .25%          --           --

Net Annual Fund Operating Expenses             1.35%(5)     1.16%        1.16%
Expense Example of Total Operating
----------------------------------
Expenses at the End of the Period(6)
------------------------------------

One Year                                     $  705       $  686      $   686

Three Years                                  $1,028       $  922      $   922

Five Years                                   $1,374       $1,177      $ 1,177

Ten Years                                    $2,346       $1,903      $ 1,903

  ________________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge for shares sold during the first year after purchase and .50% for shares sold during the second year.
(3) Restated to reflect the implementation of Scudder Capital Growth Fund's new investment management agreement.
(4) Restated to reflect the implementation of Scudder Capital Growth Fund's Administration Agreement.
(5) By contract, Scudder Kemper has agreed to waive 0.25% of its management fee until January 31, 2002. There is no guarantee that this expense waiver will continue beyond January 31, 2002.
(6) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

                           Expense Comparison Table
                                Class B Shares




                                               Scudder
                                               Capital           Pro Forma
                                 Fund        Growth Fund        (Combined)(1)
                                 ----        -----------        ----------
Shareholder Fees
----------------

Maximum Sales Charge (Load) Imposed on                     None                    None                   None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                   4.00%                   4.00%                  4.00%
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed               None                    None                   None
on reinvested dividends

Redemption Fee (as a percentage of amount                  None                    None                   None
redeemed, if applicable)


Annual Fund Operating Expenses (unaudited)
------------------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                             .70%                    .58%(3)                .58%

Distribution and/or Service (12b-1) Fees                    .75%                   1.00%                  1.00%

Other Expenses                                             1.00%                    .38%(4)                .38%

Total Annual Fund Operating Expenses                       2.45%                   1.96%                  1.96%

Expense Waiver                                              .25%                     --                     --

Net Annual Fund Operating Expenses                         2.20%(5)                1.96%                  1.96%
Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the
-------------------------------------
Period(6)
---------

One Year                                                 $  623                  $  599                 $  599

Three Years                                              $1,040                  $  915                 $  915

Five Years                                               $1,483                  $1,257                 $1,257

Ten Years                                                $2,364                  $1,888                 $1,888

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(6)
---------

One Year                                                 $  223                  $  199                 $  199

Three Years                                              $  740                  $  615                 $  615

Five Years                                               $1,283                  $1,057                 $1,057

Ten Years                                                $2,364                  $1,888                 $1,888

  ________________
Notes to Expense Comparison Table:
----------------------------------

(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Contingent deferred sales charges on Class B shares sold within the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.
(3) Restated to reflect the implementation of Scudder Capital Growth Fund's new investment management agreement.
(4) Restated to reflect the implementation of Scudder Capital Growth Fund's Administration Agreement.
(5) By contract, Scudder Kemper has agreed to waive 0.25% of its management fee until January 31, 2002. There is no guarantee that this expense waiver will continue beyond January 31, 2002.
(6) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same. Assumes conversion to Class A shares six years after purchase.

                           Expense Comparison Table
                                Class C Shares

                                                                                 Scudder
                                                                                 Capital             Pro Forma
                                                           Fund                Growth Fund          (Combined)(1)
                                                           ----                -----------          -------------
Shareholder Fees
----------------

Maximum Sales Charge (Load) Imposed on                     None                    None                   None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                   1.00%                   1.00%                  1.00%
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed               None                    None                   None
on reinvested dividends

Redemption Fee (as a percentage of amount                  None                    None                   None
redeemed, if applicable)


Annual Fund Operating Expenses Unaudited) (as
---------------------------------------------
a % of average net assets)
--------------------------

Management Fees                                             .70%                    .58%(3)                .58%

Distribution and/or Service (12b-1) Fees                    .75%                   1.00%                  1.00%

Other Expenses                                             1.35%                    .35%(4)                .35%

Total Annual Fund Operating Expenses                       2.80%                   1.93%                  1.93%

Expense Waiver                                              .25%                     --                     --

Net Fund Operating Expenses                                2.55%(5)                1.93%                  1.93%
Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the
-------------------------------------
Period(6)
---------

One Year                                                 $  358                  $  296                 $  296

Three Years                                              $  845                  $  606                 $  606

Five Years                                               $1,457                  $1,042                 $1,042

Ten Years                                                $3,110                  $2,254                 $2,254

Expense Example of Total Operating
----------------------------------
Expenses Assuming No Redemption at the
--------------------------------------
End of the Period(6)
--------------------
One Year                                                 $  258                  $  196                 $  196

Three Years                                              $  845                  $  606                 $  606

Five Years                                               $1,457                  $1,042                 $1,042

Ten Years                                                $3,110                  $2,254                 $2,254

________________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization.
(2) Contingent deferred sales charge on Class C shares is 1% for shares sold during the first year after purchase.
(3) Restated to reflect the implementation of Scudder Capital Growth Fund's new investment management agreement.
(4) Restated to reflect the implementation of Scudder Capital Growth Fund's Administration Agreement.
(5) By contract, Scudder Kemper has agreed to waive 0.25% of its management fee until January 31, 2002. There is no guarantee that this expense waiver will continue beyond January 31, 2002.
(6) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

Financial Highlights

     The financial highlights table for Scudder Capital Growth Fund prior to the creation of Class A, Class B and Class C shares, which is intended to help you understand Scudder Capital Growth Fund's financial performance for the past five years, is included in Scudder Capital Growth Fund's prospectus that relates to Class S shares, which is included in the materials provided to Class S shareholders of the Fund with this document.

Distribution of Class S Shares

     SIS, Two International Place, Boston, Massachusetts 02110, a subsidiary of the Investment Manager, is the principal underwriter of the Class S Shares of the Fund and will serve as the principal underwriter of the Class S shares of Scudder Capital Growth Fund. SIS charges no direct fees in connection with the distribution of the Class S Shares of the Fund or the Class S shares of Scudder Capital Growth Fund. Following the Reorganization, shareholders of Class S shares of Scudder Capital Growth Fund will continue to be able to purchase shares of the funds in the Scudder Family of Funds on a no-load basis.

Distribution and Services Fees - Class A, Class B and Class C Shares

     Pursuant to an underwriting and distribution services agreement with Scudder Capital Growth Fund, KDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, will act as the principal underwriter and distributor of the Class A, Class B and Class C shares of Scudder Capital Growth Fund and will act as agent of that Fund in the continuing offer of such shares. Prior to the

Closing, Scudder Capital Growth Fund will also adopt distribution plans in accordance with Rule 12b-1 under the 1940 Act that are substantially identical to the existing distribution plans adopted by the Fund, with one exception. As under the current distribution plans for the Fund, Scudder Capital Growth Fund will pay KDI an asset-based fee at an annual rate of 0.75% of Class B and Class C shares. The distribution plans for Scudder Capital Growth Fund, however, unlike the distribution plans for the Fund, will also authorize the payment to KDI of the 0.25% services fee with respect to the Class A, Class B and Class C shares pursuant to the services agreement described below. Neither KDI nor the Trustees of the Fund believe that the services performed by KDI under the services agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other services provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any doubt that may arise in the future regarding whether the services performed by KDI under the services agreement are "distribution" services, the distribution plans for Scudder Capital Growth Fund will authorize the payment of the services fee. The fact that the services fee will be authorized by Scudder Capital Growth Fund's distribution plans will not change the fee rate nor will it affect the nature or quality of the services provided by KDI.

     Pursuant to the services agreement with Scudder Capital Growth Fund, which is substantially identical to the current services agreement with the Fund, KDI will receive a services fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Scudder Capital Growth Fund. KDI will use the services fee to compensate financial services firms ("firms") for providing personal services and maintenance of accounts for their customers that hold those classes of shares of Scudder Capital Growth Fund, and may retain any portion of the fee not paid to firms to compensate itself for administrative functions performed for the Class A, Class B and Class C shares of the Fund. All fee amounts are payable monthly and are based on the average daily net assets of each Fund attributable to the relevant class of shares.

Purchases, Exchanges and Redemptions - General

     Both Funds are part of the Scudder Kemper complex of mutual funds. At the time of the Closing, the procedures for purchases, exchanges and redemptions of Class S, Class A, Class B and Class C shares of Scudder Capital Growth Fund will be identical to those of the Fund. Shares of Scudder Capital Growth Fund will be exchangeable for shares of the same class of most other open-end funds advised by Scudder Kemper offering such shares.

     Services available to shareholders of Class S, Class A, Class B and Class C shares of Scudder Capital Growth Fund will be identical to those available to shareholders of the corresponding classes of the Fund and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions, exchanges by telephone to most other Scudder Kemper funds that offer Class S, Class A, Class B and Class C shares, and reinvestment privileges. Please see the prospectus of Scudder Capital Growth Fund for additional information.

Purchases, Exchanges and Redemptions - Class A, Class B and Class C Shares

     At the time of the Closing, corresponding classes of shares of Scudder Capital Growth Fund will have identical sales charges to those of the Class A, Class B and Class C shares of the Fund. Scudder Capital Growth Fund will have a maximum initial sales charge of 5.75% on Class A shares. Shareholders who purchase $1 million or more of Class A shares will pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1% if the shares are sold within 2 years of the date on which they were purchased. Class B shares will be sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC will begin at 4% for shares sold in the first year, will decline to 1% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares. Class C shares will be sold without a front-end sales charge, but may be subject to a CDSC of up to 1% if the shares are sold within one year of purchase.

     Class A, Class B and Class C shares of Scudder Capital Growth Fund received in the Reorganization will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Fund exchanged for shares of Scudder Capital Growth Fund as a result of the Reorganization. However, following the Reorganization, any CDSC that applies to shares of the Fund will continue to apply to shares of Scudder Capital Growth Fund received in the Reorganization, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorg Reorganization.

Dividends and Other Distributions

     Each Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, in December of each year. An additional distribution may be made if necessary. Dividends and distributions of each Fund will be invested in additional shares of the same class of that Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

     If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Tax Consequences

     As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."

                        *              *              *

     The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

     Because of their similar investment objectives, policies and strategies, the principal risks presented by the Funds are similar. The main risks applicable to each Fund include, among others, market risk and management risk (i.e., securities selection by the Investment Manager). In addition, Scudder Capital Growth Fund's attempt to reduce downside risk and the Fund's attempt to reduce share price volatility may reduce their respective performances relative to other similar funds in a strong market. To the extent that a Fund invests in foreign securities, it may be subject to the risks associated with such investments and foreign currency risk. Because Scudder Capital Growth Fund may invest a greater percentage of its assets in foreign securities than may the Fund, Scudder Capital Growth Fund may be subject to these risks to a greater extent than the Fund. Lastly, the Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

     For a further discussion of the investment techniques and risk factors applicable to the Funds, see "Investment Objectives, Policies and Restrictions of the Funds" above, and the prospectuses and statements of additional information for the Funds.

III.  THE PROPOSED TRANSACTION

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Fund to Scudder Capital Growth Fund in exchange for that number of full and fractional Class S, Class A, Class B and Class C shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Scudder Capital Growth Fund will assume all of the liabilities of the Fund. The Fund will distribute the Class S, Class A, Class B and Class C shares received in the exchange to the shareholders of the corresponding classes of the Fund in complete liquidation of the Fund. The Fund will then be terminated.

     Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional Class S, Class A, Class B or Class C shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Scudder Capital Growth Fund identical in all material respects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, Class S, Class A, Class B and Class C shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If Class S, Class A, Class B or Class C shares of the Fund are represented by certificates prior to the Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any Class S, Class A, Class B or Class C shares of Scudder Capital Growth Fund distributed in the Reorganization to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

     Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase of Class S, Class A, Class B or Class C shares of Scudder Capital Growth Fund received by the shareholder in connection with the Reorganization.

     The obligations of the Trust, on behalf of Scudder Capital Growth Fund and the Fund, respectively, under the Plan are subject to various conditions, as stated therein. The Plan also requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated:
(i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by _____ __, 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Scudder Capital Growth Fund to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

     Scudder Kemper will pay Scudder Capital Growth Fund's allocable share of expenses associated with the Reorganization. Each class of the Fund will pay its allocable share of expenses associated with the Reorganization (approximately $12,328 for Class A, $6,492 for Class B, $13,382 for Class C and $78,805 for
Class S Shares, or $[  ], $[   ], $[   ] and $[   ] per share, respectively,
based on [  ], 2000 net assets for the Fund).

Board Approval of the Proposed Transaction

     Scudder Kemper first proposed the Reorganization to the Independent Trustees of the Fund at a meeting held on June 5, 2000. The Reorganization was presented to the Trustees and considered by them as part of a broader initiative by Scudder Kemper to consolidate its mutual fund lineup and to offer all of the open-end mutual funds it advises under the "Scudder" brand name (see "Synopsis - Background of the Reorganization" above). This initiative includes five major components:

          (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder name, with a concentration on distribution through financial intermediaries and the AARP Investment Program;

          (ii) The combination of funds with similar investment objectives and policies, including in particular the combination of similar Scudder Funds and Kemper Funds currently offered to the general public;

          (iii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

          (iv) The creation of new classes of shares of each continuing Scudder Fund to facilitate future distribution of such funds through the "intermediary" or broker-sold distribution channel, and the creation of new classes of shares of each Fund into which a Scudder Fund is merging (including Scudder Capital Growth Fund) in order to allow current Scudder Fund Class S and Class AARP shareholders to continue holding a class of shares with similar rights, privileges and expense structures as they currently possess; and

          (v) The implementation by each acquiring fund of an Administration Agreement similar in scope and structure to the Administration Agreements recently adopted by many of the Scudder Funds.

     The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as trustees or directors. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the June 5th meeting, the Independent Trustees met on several occasions to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals, many of which were accepted.

     Following the conclusion of this process, the Independent Trustees of the Fund, the independent trustees/directors of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

     On November 13, 2000, the Board of the Fund, including the Independent Trustees of the Fund, approved the terms of the Reorganization and certain related proposals. The Independent Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

     In determining to recommend that the shareholders of the Fund approve the Reorganization, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Scudder Capital Growth Fund, and between the estimated operating expenses of Scudder Capital Growth Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Fund's and Scudder Capital Growth Fund's investment objectives, policies, restrictions and portfolios; (d) the agreement by Scudder Kemper to provide services to Scudder Capital Growth Fund for a fixed fee rate under the Administration Agreement with an initial three year term; (e) the service features available to shareholders of the Fund and Scudder Capital Growth Fund; (f) the costs to be borne by the Fund, Scudder Capital Growth Fund and Scudder Kemper as a result of the Reorganization; (g) prospects for Scudder Capital Growth Fund to attract additional assets; (h) the tax consequences of the Reorganization on the Fund, Scudder Capital Growth Fund and their respective shareholders; and (i) the investment performance of the Fund and Scudder Capital Growth Fund.

     The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal. The Trustees concluded that these economies were appropriately reflected in the fee and expense arrangements of Scudder Capital Growth Fund, as proposed to be revised upon completion of the Reorganization. In particular, the Trustees considered the benefits to shareholders resulting from locking in the rate of Scudder Capital Growth Fund's Administrative Fee for an initial three-year period, and the resulting protection this would afford shareholders if Scudder Capital Growth Fund's net assets declined as a result of market fluctuations or net redemptions.

     The Trustees also considered the impact of the Reorganization on the total expenses to be borne by shareholders of the Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio (reflecting the Administrative Fee) for the combined Fund following the Reorganization is substantially lower than the current expense ratio for the Fund. The Board also considered that the Reorganization would permit the shareholders of the Fund to pursue similar investment goals in a larger fund.

     Based on all of the foregoing, the Board concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

     Scudder Capital Growth Fund is a series of the Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Trust are authorized to divide the Trust's shares into separate series. Scudder Capital Growth Fund is one of seven series of the Trust that the board has created to date. The Trustees of the Trust are also authorized to further divide the shares of the series of the Trust into classes. The shares of Scudder Capital Growth Fund are currently divided into six classes, Class S, Class AARP, Class A, Class B, Class C and Class I. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expense levels because distribution costs and certain other expenses approved by the Trustees of the Trust are borne by the class incurring such expenses.

     Each share of each class of Scudder Capital Growth Fund represents an interest in Scudder Capital Growth Fund that is equal to and proportionate with each other share of that class of Scudder Capital Growth Fund. Scudder Capital Growth Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no differences between the rights of shareholders of the Fund and the rights of shareholders of Scudder Capital Growth Fund.

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Scudder Capital Growth Fund of all or substantially all of the assets of the Fund in exchange solely for Class S, Class A, Class B and Class C shares and the assumption by Scudder Capital Growth Fund of all of the liabilities of the Fund, followed by the distribution of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Scudder Capital Growth Fund and the Fund will each be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of all or substantially all of its assets to Scudder Capital Growth Fund in exchange solely for Class S, Class A, Class B and Class C shares and the assumption by Scudder Capital Growth Fund of all of the liabilities of the Fund or upon the distribution of the Class S, Class A, Class B and Class C shares to shareholders of the Fund in exchange for their shares of the Fund;
(iii) the basis of the assets of the Fund in the hands of Scudder Capital Growth Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Scudder Capital Growth Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Scudder Capital Growth Fund upon the receipt of the assets of the Fund in exchange for Class S, Class A, Class B and Class C shares and the assumption by Scudder Capital Growth Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the Class S, Class A, Class B and Class C shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Class S, Class A, Class B and Class C shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Class S, Class A, Class B and Class C shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

     After the Closing, Scudder Capital Growth Fund may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

     While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Legal Matters

          Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of Scudder Capital Growth Fund will be passed on by Dechert, Ten Post Office Square, South, Boston, Massachusetts 02109.

Capitalization

          The following table shows on an unaudited basis the capitalization of Scudder Capital Growth Fund and the Fund as of September 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization(1):


                                    Scudder Capital   Pro Forma        Pro Forma
                          Fund        Growth Fund    Adjustments      (Combined)
                      ------------  ---------------  ------------  -----------------
Net Assets
Class S shares        $188,712,618   $    6,993,007           (3)  $    195,705,625
Class AARP shares                    $2,450,334,402           (4)  $  2,450,334,402
Class A shares        $151,807,681                            (5)  $    151,807,681
Class B shares        $107,604,801                            (5)  $    107,604,801
Class C shares        $ 24,473,141                            (5)  $     24,473,141
                                                                   ----------------

Total Net Assets                                                   $  2,929,925,650(2)
                                                                   ================

Shares Outstanding
Class S shares           7,000,702           95,255   (4,430,036)         2,665,921
Class AARP shares                        33,379,474                      33,379,474
Class A shares           5,617,530                    (3,549,587)         2,067,943
Class B shares           4,070,287                    (2,604,481)         1,465,806
Class C shares             928,839                      (595,463)           333,376

Net Asset Value
  per Share
Class S shares        $      26.96   $        73.41                          $73.41
Class AARP shares                    $        73.41                          $73.41
Class A shares        $      27.02                                           $73.41
Class B shares        $      26.44                                           $73.41
Class C shares        $      26.35                                           $73.41

____________________

(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Scudder Capital Growth Fund will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Scudder Capital Growth Fund that actually will be received on or after such date.
(2) Pro forma combined net assets do not reflect expense reductions that would result from the application of Scudder Capital Growth Fund's lower investment management fee and its administrative fee for the entire year.
(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxxx and $xxxxxx to be borne by the Class S shares of Scudder Capital Growth Fund and the Fund, respectively.
(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by Class AARP shares of Scudder Capital Growth Fund.
(5) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Fund's Class A, Class B and Class C shares.


  The Board of Trustees unanimously recommends that the shareholders of the
                     Fund vote in favor of this Proposal.

                            ADDITIONAL INFORMATION

Information about the Funds

          Additional information about the Trust, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston,
Massachusetts 02110-4103, or by calling 1-800-[   ].

          The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Trust can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Trusts and the Funds.

General

          Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. See "The Proposed Transaction - Description of the Plan." In addition to solicitation by mail, certain officers and representatives of the Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

          Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Scudder Kemper Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposal.

          The presence at any shareholders' meeting, in person or by proxy, of the holders of at least one-third of the shares of the Fund entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

          Approval of the Proposal requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon. Abstentions and broker non-votes and will have the effect of a "no" vote on the Proposal.

          Holders of record of the shares of the Fund at the close of business on March 5, 2001 will be entitled to one vote per share on all business of the
Meeting. As of February 5, 2001, there were [     ]Class S shares, [     ] Class
A shares, [      ] Class B shares and [      ] Class C shares of the Fund
outstanding.

          [As of December 31, 2000, the officers and Trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of Scudder Capital Growth Fund.] The Appendix hereto sets forth the beneficial owners of more than 5% of each class of each Fund's shares, as well as the beneficial owners of more than 5% of the shares of each class of each other series of the Trust. To the best of the Trust's knowledge, as of December 31, 2000, no person owned beneficially more than 5% of any class of either Fund's outstanding shares or the shares of any other series of the Trust, except as stated on the Appendix.

          Shareholder Communications Corporation ("SCC") has been engaged to
assist in the solicitation of proxies, at an estimated cost of $[        ].  As
the Meeting date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

          In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposal on the proxy card(s), and ask for the shareholder's instructions on the Proposal. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

          Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposal. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

          If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-
[         ]. Any proxy given by a shareholder is revocable until voted at the
Meeting.

          Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Trust, c/o Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110-4103, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

          Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Trust and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


By Order of the Board,



/s/ John Millette

John Millette
Secretary

                        INDEX OF EXHIBITS AND APPENDIX

EXHIBIT A:   FORM OF AGREEMENT AND PLAN OF REORGANIZATION......................

EXHIBIT B:   MANAGEMENT'S DISCUSSION OF SCUDDER CAPITAL GROWTH FUND'S
             PERFORMANCE.......................................................

APPENDIX:    BENEFICIAL OWNERS OF FUND SHARES..................................

                                   EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [_] day of [_], 2001, by and among Investment Trust (the "Trust"), a Massachusetts business trust, on behalf of each of Scudder Capital Growth Fund (the "Acquiring Fund") and Classic Growth Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). Each of the Acquiring Fund and the Acquired Fund is a separate series of the Trust. The principal place of business of the Trust is Two International Place, Boston, Massachusetts 02110-4103.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class S, Class A, Class B and Class C voting shares of beneficial interest ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class S, Class A, Class B and Class C shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class S, Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund with respect to the Class S, Class A, Class B and Class C shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

      1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

      1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class S, Class A, Class B and Class C Acquiring Fund Shares to be so credited to the Class S, Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class S, Class A, Class B and Class C shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

      1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

      1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

      1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Trust's Declaration of Trust, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

     2.2. The net asset value of a Class S, Class A, Class B or Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A, Class B and/or Class C Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of a Class A, Class B and/or Class C share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

     2.3. The number of the Class S, Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class S, Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined in accordance with section
2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be June 25, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Scudder Service Corporation, as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class S, Class A, Class B and Class C Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class S, Class A, Class B and Class C shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of the Acquired Fund shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

              (a) The Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

              (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

          (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result (i) in violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or
(iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended October 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since October 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Scudder Service Corporation, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to stat e a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

      4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

            (a) The Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

            (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result (i) in violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

            (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended September 30, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since September 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

 5.  COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

      5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

      5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than May 24, 2001.

      5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

      5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

      5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

      5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

      5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

      5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

      5.14. At or immediately prior to the Closing, the Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

 6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

      6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

      6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

          (a) The Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

          The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund.

    6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

    6.5. The Acquiring Fund shall have entered into an administrative services agreement with Scudder Kemper in a form reasonably satisfactory to the Acquired Fund.

 7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

    The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

    7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

    7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

    7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

      7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

            (a) The Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have been obtained or made.

            The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund.

      7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

 8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

      8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

 9.   INDEMNIFICATION

      9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

      9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

 10.  FEES AND EXPENSES

      10.1. The Trust, on behalf of each of the Funds, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

      10.2. [Scudder Kemper will pay the Acquiring Fund's allocable share of expenses associated with the Reorganization.] Each class of the Acquired Fund will pay its allocable share of expenses associated with the Reorganization (approximately $12,328 for Class A, $6,492 for Class B, $13,382 for Class C and $78,805 for Class S Shares, or $[_], $[_], $[_] and $[_] per share, respectively, based on [_], 2000 net assets for the Fund). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

 11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

 12.  TERMINATION

      12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [_] , 2001, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph
R. Fleming, Esq., or to the Acquiring Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to the Trust mean and refer to the Board members of the Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Trust conducts its business. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trust or the Funds personally, but bind only the respective property of the Funds, as provided in the Trust's Declaration of Trust. Moreover, no series of the Trust other than the Funds shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in the Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trust or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.



Attest:                                INVESTMENT TRUST
                                       on behalf of Classic Growth Fund

_________________________
Secretary
                                       ______________________________
                                       By:___________________________
                                       Its:__________________________



Attest:                                INVESTMENT TRUST
                                       on behalf of Scudder Capital Growth Fund

_________________________
Secretary
                                       ______________________________
                                       By:___________________________
                                       Its:__________________________



AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

_________________________________
By:______________________________
Its:_____________________________

                                 EXHIBIT B

           MANAGEMENT'S DISCUSSION OF SCUDDER CAPITAL GROWTH FUND'S
                                  PERFORMANCE

                                                                       EXHIBIT B

Performance Update
--------------------------------------------------------------------------------
                                                             September 30, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:


              Scudder Capital
              Growth Fund --      Standard & Poor's
              Class AARP          500 Index*

      '90         10000               10000
      '91         14281               13115
      '92         14843               14567
      '93         18484               16461
      '94         17616               17068
      '95         21750               22144
      '96         25223               26645
      '97         37009               37426
      '98         35754               40811
      '99         48922               52165
      '00         61644               59101

                        Yearly periods ended September 30

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                             Total Return

                               Growth of
       Average                                                       Scudder
Period ended 9/30/2000          $10,000             Cumulative   Capital Growth
       Annual                                                         Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1 year                         $  12,601               26.01%        26.01%
-------------------------------------------------------------------------------
5 year                         $  28,342              183.42%        23.16%
-------------------------------------------------------------------------------
10 year                        $  61,644              516.44%        19.95%
-------------------------------------------------------------------------------
Standard & Poor's 500 Index*
-------------------------------------------------------------------------------
1 year                         $  11,330               13.30%        13.30%
-------------------------------------------------------------------------------
5 year                         $  26,689              166.89%        21.67%
-------------------------------------------------------------------------------
10 year                        $  59,101              491.01%        19.43%
-------------------------------------------------------------------------------


* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of domestic stocks through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

         On July 17, 2000, existing shares of the Fund were redesignated as Class AARP shares. In addition, the Fund commenced offering Class S shares. The total return information provided is for the Fund's Class AARP shares.

         All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.



Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                             September 30, 2000

In the following interview, William F. Gadsden, portfolio manager of the Scudder Capital Growth Fund, discusses the fund's strategy and the market environment during the twelve-month period ended September 30, 2000.

Q: How did the fund perform over the period?

A: The fund's Class AARP shares returned 26.01% during the period, beating the 13.30% return of its unmanaged benchmark, the S&P 500. In addition, the fund's returns placed it ahead of the 17.72% average of the Lipper large-cap core fund category. While growth equity investors saw a great deal of volatility, particularly after March of this year, our more conservative approach to growth investing enabled the fund to hold up well relative to its peer group.

Q: Could you tell us a little more about your growth investing strategy?

A: We use an approach known as GARP, or Growth at a Reasonable Price. We believe this approach should help us outperform on a long-term basis by fully participating in broad advances while limiting portfolio volatility and risk in the event that conditions become less favorable. Additionally, our approach helps us assess opportunities in sectors that are often not represented in traditional growth styles. We believe that good companies that offer superior long-term growth characteristics, and the strength of a competitive franchise to sustain them, are worth more than less reliable companies that are often "cheap" for a reason. On the other hand, when a stock reaches a price that we believe to be excessive in light of its long-term growth prospects, we will generally trim the position to avoid what may be substantial downside risk in the event of a disappointment. In short, GARP is a disciplined methodology that has allowed us to participate in some of the market's biggest winners, and to avoid an inordinate number of negative surprises.

Q: Please give us an overview of the market and how it impacted the fund.

A: Market volatility was quite high during much of the period. Late last year and early this year, a combination of strong economic momentum, moderate inflation, and an improving corporate profits outlook helped to alleviate prior concerns about the impact of rising energy and labor prices and the threat of a more aggressive monetary tightening by the Federal Reserve Board (the Fed).

In March, however, leadership shifted from technology and Internet stocks as financial and cyclical sectors responded favorably to a more benign economic outlook and interest rate stability. Throughout the summer, rapid sector rotation resulted in increased market volatility. Many of the top contributors to the S&P 500 in the second quarter were health care companies such as Pfizer and Merck, while many of the poorest performers were technology stocks, including Microsoft and Cisco Systems. In many ways, the first quarter's laggards took the lead in the second quarter, as investors once again focused on valuation and earnings. They shied away from companies with unproven business plans and no current earnings, and sought out more seasoned and reasonably valued companies.

In August, a strong rally in growth stocks gave way to profit taking brought about by concerns as to how the now-slowing economy, higher oil pr ices, and a weak euro currency will impact corporate earnings. In September, the selling intensified. Many bellwether companies, across different economic sectors, pre-announced that earnings would likely fail to meet expectations. The most visible pre-announcements came in technology, which reinforced investor concerns that third-quarter revenues and earnings may be significantly lower than anticipated and not attributable to company-specific factors. Throughout the third quarter, however, the fund's diversified approach and attention to risk management helped mitigate losses, particularly in the technology sector. The benefit of this approach can be seen in the performance of the fund's technology holdings, which declined 7.73% during the quarter, compared with a 13.48% decline for the technology sector of the S&P 500.

Q: What industries and stocks have had the greatest impact on performance?

A: Over the past year, portfolio sector weightings had a slightly positive impact on performance relative to the S&P 500 Index. The fund was helped by underweighted positions in basic industries and communications, two of the market's poorest performing sectors. A low inflation environment and a lack of pricing power for many companies operating in these sectors contributed to the weakness. The fund also benefited from its moderate overweightings, relative to the S&P 500, in technology and health care, which both outperforme

d. These sectors have traditionally housed many of the market's top growth companies and have historically been well represented in our investment style. Mild underweightings in the utility and financial sectors detracted from performance. Both groups had been fairly depressed and performed well in reaction to declining interest rates.

The fund's outperformance versus the benchmark was primarily attributable to good stock selection. This result is by design as we seek to identify the best companies within the different economic sectors. Our issue selections added value across several economic sectors but the greatest contributions came from technology, health care, and financials. Technology holdings were led by EMC, Corning, and Sun Microsystems, which all outperformed dramatically. Our small allocations to biotech companies Genentech and Immunex Corp. nicely complemented long-time holdings in drug stocks such as Eli Lilly and Pfizer. Strength in the finance sector of the portfolio was broad as American International Group, American Express, and Citigroup all benefited from declining interest rates and continue to post strong operating results.

Q: Where do you see things going from here in technology?

A: First, we see no quick resolution to the antitrust litigation involving Microsoft. However, when the legal situation stabilizes, we think investors will focus on the company's good fundamentals and the wider acceptance of Windows 2000 at the corporate level. Also, the market has refocused its attention on fundamentals. This means that while investors are looking for growth, they want growth at a reasonable price. This renewed focus on valuation is the reason many high-flying stocks came crashing down. We don't think this is a temporary situation. A market focused on fundamentals should benefit the fund's portfolio. Holdings such as Pepsi and Pfizer are all solid companies with strong earnings but with stock prices that had been depressed by the singular focus on technology. At the same time, many of the fundamentally sound technology companies the fund holds have begun to regain their footing. In fact, we have recently added to select technology holdings on short-term weakness.

Q: What's your outlook for the markets in general?

A: We continue to believe the market will remain very selective, rewarding only those companies that are able to consistently demonstrate above-average earnings growth. In this environment, we believe our focus on risk control and identifying companies with dominant competitive positions and the ability to sustain superior earnings growth is particularly important.

                                   APPENDIX

                       Beneficial Owners of Fund Shares

          This proxy statement/prospectus is accompanied by Scudder Capital Growth Fund's prospectus that relates to Class S shares dated July 17, 2000, as revised October 1, 2000, which was previously filed with the Commission via EDGAR on September 29, 2000 (File No. 811-00043) and is incorporated by reference herein.

          This proxy statement/prospectus is accompanied by Scudder Capital Growth Fund's prospectus that relates to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on October 30, 2000 (File No. 811-00043) and is incorporated by reference herein.

          Classic Growth Fund's prospectuses dated February 1, 2001, which were previously filed with the Commission via EDGAR on December 1, 2000 (File No. 811-00043), are incorporated by reference herein.

          Scudder Capital Growth Fund's statement of additional information that relates to Class S shares dated July 17, 2000, as revised October 1, 2000, which was previously filed with the Commission via EDGAR on September 29, 2000 (File No. 811-00043), is incorporated by reference herein.

          Scudder Capital Growth Fund's statement of additional information that relates to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on October 30, 2000 (File No. 811-00043) is incorporated by reference herein.

                                    PART B

                               INVESTMENT TRUST

         ------------------------------------------------------------

                      Statement of Additional Information
                                March [_], 2001

         ------------------------------------------------------------

Acquisition of the Assets of       By and in Exchange for Shares of
Classic Growth Fund,               Scudder Capital Growth Fund,
a series of                        a series of the Trust
Investment Trust (the "Trust")     Two International Place
Two International Place            Boston, MA 02110-4103
Boston, MA 02110-4103

          This Statement of Additional Information is available to the shareholders of Classic Growth Fund in connection with a proposed transaction whereby Scudder Capital Growth Fund will acquire all or substantially all of the assets and all of the liabilities of Classic Growth Fund in exchange for shares of Scudder Capital Growth Fund (the "Reorganization").

          This Statement of Additional Information of the Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Capital Growth Fund's statement of additional information that relates to Class S shares dated July 17, 2000, as revised October 1, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on September 29, 2000 (File No. 811-00043) and is incorporated by reference herein.

2. Scudder Capital Growth Fund's statement of additional information that relates to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on October 30, 2000 (File No. 811-00043) and is incorporated by reference herein.

3. Scudder Capital Growth Fund's annual report to shareholders for the fiscal year ended September 30, 2000, which was previously filed with the Commission via EDGAR on November 28, 2000 (File No. 811-00043) and is incorporated by reference herein.

4. Classic Growth Fund's prospectuses dated February 1, 2001, which were previously filed with the Commission via EDGAR on December 1, 2000 (File No. 811-00043) and are incorporated by reference herein.

5. Classic Growth Fund's statements of additional information dated February 1, 2001, which were previously filed with the Commission via EDGAR on December 1, 2000 (File No. 811-00043) and are incorporated by reference herein.

6. Classic Growth Fund's annual report to shareholders for the fiscal year ended October 31, 1999, which was previously filed with the Commission via EDGAR on December 30, 1999 (File No. 811-00043) and is incorporated by reference herein.

7. Classic Growth Fund's semiannual report to shareholders for the period ended April 30, 2000, which was previously filed with the Commission via EDGAR on July 7, 2000 (File No. 811-00043) and is incorporated by reference herein.

8. The financial statements and schedules of Scudder Capital Growth Fund and Classic Growth Fund required by Regulation S-X for the periods specified in
Article 3 thereof, which are filed herein.

          This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March [ ], 2001 relating to the Reorganization may be obtained by writing Classic Growth Fund at Two International Place, Boston,
Massachusetts 02110-4103 or by calling [         ] at 1-800-[    ].
This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Pro Forma                                                                     Scudder                                  Pro Forma
Portfolio of Investments                                                  Capital Growth       Classic Growth          Combined
as of September 30, 2000 (Unaudited)                                         Par/Share           Par/Share             Par/Share
                                                                              Amount               Amount               Amount
                                                                        ---------------------------------------------------------
REPURCHASE AGREEMENTS (3.0%)
----------------------------

                             Repurchase Agreement with State Street           67,642,000           19,780,000          87,422,000
                             Bank, 6.48%, 10/02/2000


Total Repurchase Agreements (Cost of $67,642,000, $19,780,000, and
$87,422,000 respectively)


COMMON STOCKS (97.0%)
---------------------

        COMMUNICATIONS -6.8% AT&T Wireless Group                                 776,900              146,900             923,800
                             BroadWing, Inc.                                     880,100              167,800           1,047,900
                             Nokia Oyj                                           618,500              117,400             735,900
                             Qwest Communications International Inc.             575,252              109,760             685,012
                             JDS Uniphase Corp.                                  300,300               57,100             357,400
                             Verizon Communications                              482,250               89,350             571,600
                             Vodafone Group PLC - Sp ADR                         669,900              127,800             797,700




CONSUMER DISCRETIONARY- 4.6% Home Depot, Inc.                                    942,450              177,250           1,119,700
                             Wal-Mart Stores, Inc.                               872,700              166,500           1,039,200
                             Target Corp.                                        812,500              154,400             966,900




       CONSUMER STAPLES-6.4% Anheuser-Busch Companies, Inc.                      635,600              121,400             757,000
                             Coca-Cola Co.                                       511,300               97,300             608,600
                             Colgate-Palmolive Co.                               543,100              103,300             646,400
                             Gillette Co.                                        579,500              110,300             689,800
                             PepsiCo, Inc.                                     1,284,900              245,100           1,530,000




              DURABLES- 1.9% United Technologies Corp.                           688,000              132,300             820,300




                ENERGY -7.0% Anadarko Petroleum Corp.                            410,800               78,000             488,800
                             BJ Services Company                                 185,100               35,300             220,400
                             Nabors Industries, Inc.                             451,900               85,900             537,800
                             Schlumberger Ltd.                                   718,100              137,900             856,000
                             Exxon Mobil Corp.                                   571,448              109,636             681,084




            FINANCIAL- 10.2% American Express Co.                              1,210,800              231,200           1,442,000
                             American International Group, Inc.                  620,155              117,975             738,130
                             Citigroup, Inc.                                   1,158,600              215,464           1,374,064
                             Federal National Mortgage Association               285,100               54,100             339,200
                             Marsh & McLennan Companies, Inc.                    270,700               51,900             322,600




               HEALTH -16.3% Baxter International, Inc.                          615,100              117,450             732,550
                             Becton, Dickinson & Co.                             982,300              186,500           1,168,800
                             Bristol-Myers Squibb Co.                            330,300               63,000             393,300
                             Genentech, Inc.                                     172,700               33,100             205,800
                             Immunex Corp.                                       322,200               61,400             383,600
                             Eli Lilly & Co.                                     461,100               87,600             548,700
                             MedImmune, Inc.                                     251,900               47,400             299,300
                             Medtronic, Inc.                                     594,200              113,200             707,400
                             Merck & Co., Inc.                                   733,200              139,700             872,900
                             Pfizer, Inc.                                      2,085,075              398,450           2,483,525
                             PE Corp-PE Biosystems Group                         217,900               41,800             259,700




         MANUFACTURING -6.5% Corning, Inc.                                       140,100               26,700             166,800
                             General Electric Co.                              2,077,100              381,500           2,458,600




                 MEDIA- 7.2% AT&T Corp. - Liberty Media Group                  2,164,600              423,500           2,588,100
                             Comcast Corp.                                       854,600              162,200           1,016,800
                             The Walt Disney Co.                                 618,000              117,300             735,300
                             Interpublic Group of Companies, Inc.                406,600               77,300             483,900
                             Omnicom Group, Inc.                                 307,500               58,400             365,900
                             Viacom, Inc                                         446,200               87,200             533,400
                             Infinity Broadcasting Corp.                         543,600              104,300             647,900





    SERVICE INDUSTRIES- 2.5% Electronic Data Systems Corp.                       415,800               79,700             495,500
                             Siebel Systems, Inc.                                280,200               53,600             333,800
                             Goldman Sachs Group, Inc.                           119,600               22,400             142,000




           TECHNOLOGY- 27.3% Acclaim Entertainment                                20,568                                   20,568
                             Apple Computer, Inc.                                                      58,200              58,200
                             Applied Materials, Inc.                             562,800              106,900             669,700
                             Dell Computer Corp.                                 701,600              132,300             833,900
                             EMC Corp.                                           714,100              135,600             849,700
                             Intel Corp.                                       1,720,800              315,880           2,036,680
                             International Business Machines Corp.               364,300               69,300             433,600
                             Intuit, Inc.                                        639,900              121,600             761,500
                             i2 Technologies Inc.                                 77,500               14,900              92,400
                             Microsoft Corp.                                   1,187,300              225,800           1,413,100
                             Sun Microsystems, Inc.                              624,600              118,600             743,200
                             Teradyne, Inc.                                      342,200               65,100             407,300
                             Vitesse Semiconductor Corp.*                        302,900               57,600             360,500
                             Xilinx, Inc.                                        282,200               53,700             335,900
                             America Online, Inc.                                724,700              137,800             862,500
                             Cisco Systems, Inc.                               1,484,500              282,400           1,766,900
                             Oracle Corp.                                        681,200              129,800             811,000




              UTILITIES-3.0% Southern Energy Inc                                 108,000               20,500             128,500




Pro Forma                                                                     Scudder                                   Pro Forma
Portfolio of Investments                                                  Capital Growth        Classic Growth           Combined
as of September 30, 2000 (Unaudited)                                          Market                Market                Market
                                                                             Value ($)            Value ($)             Value ($)
                                                                        ----------------------------------------------------------
REPURCHASE AGREEMENTS (3.0%)
----------------------------

                             Repurchase Agreement with State Street           67,642,000            19,780,000         87,422,000
                             Bank, 6.48%, 10/02/2000

                                                                        ----------------------------------------------------------
Total Repurchase Agreements (Cost of $67,642,000, $19,780,000,
and $87,422,000 respectively)                                                 67,642,000            19,780,000         87,422,000
                                                                        ==========================================================

COMMON STOCKS (97.0%)
---------------------

        COMMUNICATIONS -6.8% AT&T Wireless Group                              16,217,787             3,066,537         19,284,324
                             BroadWing, Inc.                                  22,497,556             4,289,387         26,786,943
                             Nokia Oyj                                        24,624,031             4,673,987         29,298,018
                             Qwest Communications International Inc.          27,648,049             5,275,340         32,923,389
                             JDS Uniphase Corp.                               28,434,656             5,406,656         33,841,312
                             Verizon Communications                           23,358,984             4,327,890         27,686,874
                             Vodafone Group PLC - Sp ADR                      24,786,300             4,728,600         29,514,900
                                                                        ----------------------------------------------------------
                                                                             167,567,363            31,768,397        199,335,760
                                                                        ==========================================================

CONSUMER DISCRETIONARY- 4.6% Home Depot, Inc.                                 50,008,753             9,405,328         59,414,081
                             Wal-Mart Stores, Inc.                            41,998,687             8,012,812         50,011,499
                             Target Corp.                                     20,820,312             3,956,500         24,776,812
                                                                        ----------------------------------------------------------
                                                                             112,827,752            21,374,640        134,202,392
                                                                        ==========================================================

       CONSUMER STAPLES-6.4% Anheuser-Busch Companies, Inc.                   26,893,825             5,136,737         32,030,562
                             Coca-Cola Co.                                    28,185,412             5,363,662         33,549,074
                             Colgate-Palmolive Co.                            25,634,320             4,875,760         30,510,080
                             Gillette Co.                                     17,892,062             3,405,512         21,297,574
                             PepsiCo, Inc.                                    59,105,400            11,274,600         70,380,000
                                                                        ----------------------------------------------------------
                                                                             157,711,019            30,056,271        187,767,290
                                                                        ==========================================================

              DURABLES- 1.9% United Technologies Corp.                        47,644,000             9,161,775         56,805,775
                                                                        ----------------------------------------------------------
                                                                              47,644,000             9,161,775         56,805,775
                                                                        ==========================================================

                ENERGY -7.0% Anadarko Petroleum Corp.                         27,301,768             5,183,880         32,485,648
                             BJ Services Company                              11,314,237             2,157,712         13,471,949
                             Nabors Industries, Inc.                          23,679,560             4,501,160         28,180,720
                             Schlumberger Ltd.                                59,108,606            11,350,893         70,459,499
                             Exxon Mobil Corp.                                50,930,303             9,771,308         60,701,611
                                                                        ----------------------------------------------------------
                                                                             172,334,474            32,964,953        205,299,427
                                                                        ==========================================================

            FINANCIAL- 10.2% American Express Co.                             73,556,100            14,045,400         87,601,500
                             American International Group, Inc.               59,341,075            11,288,732         70,629,807
                             Citigroup, Inc.                                  62,636,812            11,648,522         74,285,334
                             Federal National Mortgage Association            20,384,650             3,868,150         24,252,800
                             Marsh & McLennan Companies, Inc.                 35,935,425             6,889,725         42,825,150
                                                                        ----------------------------------------------------------
                                                                             251,854,062            47,740,529        299,594,591
                                                                        ==========================================================

               HEALTH -16.3% Baxter International, Inc.                       49,092,668             9,373,978         58,466,646
                             Becton, Dickinson & Co.                          25,969,556             4,930,593         30,900,149
                             Bristol-Myers Squibb Co.                         18,868,387             3,598,875         22,467,262
                             Genentech, Inc.                                  32,068,231             6,146,256         38,214,487
                             Immunex Corp.                                    14,015,700             2,670,900         16,686,600
                             Eli Lilly & Co.                                  37,406,737             7,106,550         44,513,287
                             MedImmune, Inc.                                  19,459,275             3,661,650         23,120,925
                             Medtronic, Inc.                                  30,786,987             5,865,175         36,652,162
                             Merck & Co., Inc.                                54,577,575            10,398,918         64,976,493
                             Pfizer, Inc.                                     93,698,057            17,905,346        111,603,403
                             PE Corp-PE Biosystems Group                      25,385,350             4,869,700         30,255,050
                                                                        ----------------------------------------------------------
                                                                             401,328,523            76,527,941        477,856,464
                                                                        ==========================================================

         MANUFACTURING -6.5% Corning, Inc.                                    41,609,700             7,929,900         49,539,600
                             General Electric Co.                            119,822,706            22,007,781        141,830,487
                                                                        ----------------------------------------------------------
                                                                             161,432,406            29,937,681        191,370,087
                                                                        ==========================================================

                 MEDIA- 7.2% AT&T Corp. - Liberty Media Group                 38,962,800             7,623,000         46,585,800
                             Comcast Corp.                                    34,985,187             6,640,062         41,625,249
                             The Walt Disney Co.                              23,638,500             4,486,725         28,125,225
                             Interpublic Group of Companies, Inc.             13,849,812             2,633,031         16,482,843
                             Omnicom Group, Inc.                              22,428,281             4,259,550         26,687,831
                             Viacom, Inc                                      26,102,700             5,101,200         31,203,900
                             Infinity Broadcasting Corp.                      17,938,800             3,441,900         21,380,700
                                                                        ----------------------------------------------------------
                                                                             177,906,080            34,185,468        212,091,548
                                                                        ==========================================================

    SERVICE INDUSTRIES- 2.5% Electronic Data Systems Corp.                    17,255,700             3,307,550         20,563,250
                             Siebel Systems, Inc.                             31,189,762             5,966,350         37,156,112
                             Goldman Sachs Group, Inc.                        13,626,925             2,552,200         16,179,125
                                                                        ----------------------------------------------------------
                                                                              62,072,387            11,826,100         73,898,487
                                                                        ==========================================================

           TECHNOLOGY- 27.3% Acclaim Entertainment                                                                             --
                             Apple Computer, Inc.                                                    1,498,650          1,498,650
                             Applied Materials, Inc.                          33,381,075             6,340,506         39,721,581
                             Dell Computer Corp.                              21,618,050             4,076,493         25,694,543
                             EMC Corp.                                        70,785,162            13,441,350         84,226,512
                             Intel Corp.                                      71,520,750            13,128,762         84,649,512
                             International Business Machines Corp.            40,983,750             7,796,250         48,780,000
                             Intuit, Inc.                                     36,474,300             6,931,200         43,405,500
                             i2 Technologies Inc.                             14,497,343             2,787,231         17,284,574
                             Microsoft Corp.                                  71,534,825            13,604,450         85,139,275
                             Sun Microsystems, Inc.                           72,922,050            13,846,550         86,768,600
                             Teradyne, Inc.                                   11,977,000             2,278,500         14,255,500
                             Vitesse Semiconductor Corp.*                     26,939,168             5,122,800         32,061,968
                             Xilinx, Inc.                                     24,163,375             4,598,062         28,761,437
                             America Online, Inc.                             38,952,625             7,406,750         46,359,375
                             Cisco Systems, Inc.                              82,018,625            15,602,600         97,621,225
                             Oracle Corp.                                     53,644,500            10,221,771         63,866,271
                                                                        ----------------------------------------------------------
                                                                             671,412,598           128,681,925        800,094,523
                                                                        ==========================================================

              UTILITIES-3.0% Southern Energy Inc                               3,388,519               643,180          4,031,699
                                                                        ----------------------------------------------------------
                                                                               3,388,519               643,180          4,031,699
                                                                        ==========================================================

                                                                        ----------------------------------------------------------
Total Common Stocks (Cost of $1,648,298,423, $391,854,817 and
 $2,040,153,240 respectively)                                              2,387,479,183           454,868,860      2,842,348,043
                                                                        ==========================================================

                                                                        ----------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100% (Cost of $1,715,940,423,
 $411,634,817, and $2,127,575,240 respectively)                            2,455,121,183           474,648,860      2,929,770,043
                                                                        ==========================================================

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

       PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                     AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                      Scudder Capital         Scudder Classic           Pro Forma              Pro Forma
                                        Growth Fund             Growth Fund            Adjustments              Combined
                                     -----------------       ----------------        --------------         ----------------
Investments, at value                $   2,455,121,183       $    474,648,860                               $  2,929,770,043
Cash                                            33,314                     91                                         33,405
Other assets less liabilities                2,172,912             (2,050,710)       $           --    (2)           122,202
                                     -----------------       ----------------        --------------         ----------------
Total Net assets                     $   2,457,327,409       $    472,598,241        $           --         $  2,929,925,650
                                     =================       ================        ==============         ================

Net Assets
Class S Shares                       $       6,993,007       $    188,712,618                               $    195,705,625
Class AARP Shares                    $   2,450,334,402       $             --                               $  2,450,334,402
Class A Shares                                               $    151,807,681                               $    151,807,681
Class B Shares                                               $    107,604,801                               $    107,604,801
Class C Shares                                               $     24,473,141                               $     24,473,141
Shares Outstanding
Class S Shares                                  95,255              7,000,702            (4,430,036)               2,665,921
Class AARP Shares                           33,379,474                     --                    --               33,379,474
Class A Shares                                                      5,617,530            (3,549,587)               2,067,943
Class B Shares                                                      4,070,287            (2,604,481)               1,465,806
Class C Shares                                                        928,839              (595,463)                 333,376
Net Asset Value per Share
Class S Shares                       $           73.41       $          26.96                               $          73.41
Class AARP Shares                    $           73.41       $             --                               $          73.41
Class A Shares                                               $          27.02                               $          73.41
Class B Shares                                               $          26.44                               $          73.41
Class C Shares                                               $          26.35                               $          73.41

             PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
       FOR THE TWELVE MONTH PERIOD ENDED SEPTMEBER 30, 2000 (UNAUDITED)

                                                      Scudder Capital    Scudder Classic         Pro Forma           Pro Forma
                                                        Growth Fund        Growth Fund          Adjustments           Combined
                                                     ----------------   ----------------------------------------------------------
Investment Income:
  Interest and dividend income                         $ 17,563,874           2,982,959        $          --         $  20,546,833
                                                     -----------------------------------------------------------------------------
            Total Investment Income                      17,563,874           2,982,959                                 20,546,833
  Expenses
     Management fees                                     13,653,750           2,571,107             (841,217)  (3)      15,383,640
     12B-1                                                      --            1,215,915                                  1,215,915
     Trustees Fees                                          117,381             110,410                   --   (4)         227,791
     All other expenses                                   6,951,049           2,556,892           (1,791,411)  (5)       7,716,530
                                                     -----------------------------------------------------------------------------
  Total expenses before reductions                       20,722,180           6,454,324           (2,632,628)           24,543,876
  Expense reductions                                       (113,452)           (952,004)           1,065,456                    --
                                                     -----------------------------------------------------------------------------
  Expenses, net                                          20,608,728           5,502,320           (1,567,172)           24,543,876
                                                     -----------------------------------------------------------------------------
Net investment income (loss)                             (3,044,854)         (2,519,361)           1,567,172            (3,997,043)
                                                     -----------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
  on Investments:

  Net realized gain (loss) from investments             265,830,606          30,526,419                   --           296,357,025

  Net unrealized appreciation (depreciation)
     of investments                                     202,013,652          33,474,870                   --           235,488,522
                                                     -----------------------------------------------------------------------------

Net increase in net assets from operations            $ 464,799,404     $    61,481,928        $   1,567,172         $ 527,848,504
                                                     =============================================================================


               Notes to Pro Forma Combining Financial Statements
                                  (Unaudited)
                              September 30, 2000

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of Septemeber 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended September 30, 2000 for Scudder Capital Growth Fund and Scudder Classic Growth Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxxx and $xxxxxx to be borne by Scudder Capital Growth Fund and Scudder Classic Growth Fund, respectively.

3. Represents reduction in management fees resulting from the application of Scudder Capital Growth Fund's investment management fee for the entire year.

4.   Reduction in trustee fees resulting from the Reorganization.

5. Represents reduction in other expenses resulting from the application of Scudder Capital Growth Fund's administrative fee for the entire year.

                           PART C. OTHER INFORMATION

Item 15.  Indemnification.
--------  ----------------

          As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.
--------  ---------

          (1)        (a)(1)   Amended and Restated Declaration of Trust dated
                              November 3, 1987. (Incorporated by reference to
                              Post-Effective Amendment No. 78 to the
                              Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").)

                     (a)(2) Certificate of Amendment of Declaration of Trust dated November 13, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                     (a)(3) Certificate of Amendment of Declaration of Trust dated February 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                     (a)(4) Certificate of Amendment of Declaration of Trust dated May 28, 1998. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(5) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                     (a)(6) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

                     (a)(7) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, and Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(8) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Real Estate Investment Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(9) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Dividend + Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(10) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(11) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Kemper A, B & C Shares, and Scudder S Shares, with respect to Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

                     (a)(12) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(13) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(14) Redesignation of Series, Scudder Classic Growth Fund to Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

                     (a)(15) Redesignation of Series, Scudder Quality Growth Fund to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(16) Redesignation of Series, Scudder Dividend + Growth Fund to Scudder Dividend & Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                     (a)(17) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Dividend and Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                     (a)(18) Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R, Class S and Class AARP with respect to Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                     (a)(19) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                     (a)(20) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                     (a)(21) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Capital Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                     (a)(22) Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class R, Class S and Class AARP, with respect to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                     (a)(23) Amended and Restated Establishment and Designation of Series of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Capital Growth Fund and Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                     (a)(24) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Capital Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                     (a)(25) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

          (2)        (b)(1)   Amendment to By-Laws of the Registrant dated
                              November 12, 1991. (Incorporated by reference to
                              Post-Effective Amendment No. 78 to the
                              Registration Statement.)

                     (b)(2) Amendment to By-Laws of the Registrant, dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

          (3)                 Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

          (5)                 Inapplicable.

          (6)        (d)(1)   Investment Management Agreement between the
                              Registrant (on behalf of Scudder Growth and Income
                              Fund) and Scudder Kemper Investments, Inc. dated
                              September 7, 1998. (Incorporated by reference to
                              Post-Effective Amendment No. 100 to the
                              Registration Statement.)

                     (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (d)(3) Investment Management Agreement between the Registrant (on behalf of Classic Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (d)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Real Estate Investment Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (d)(5) Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index
                              Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (d)(6) Investment Management Agreement between the Registrant (on behalf of Scudder Dividend & Growth
                              Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (d)(7) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (d)(8) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Small Company Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (d)(9) Investment Advisory Agreement between the Registrant (on behalf of Scudder S&P 500 Index
                              Fund) and Bankers Trust Company dated September 9, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                     (d)(10) Investment Management Agreement between the Registrant (on behalf of Scudder Capital Growth
                              Fund) and Scudder Kemper Investments, Inc. dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

                     (d)(11) Investment Management Agreement between the Registrant (on behalf of Scudder Small Company Stock Fund) and Scudder Kemper Investments, Inc. dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

                     (d)(12) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income
                              Fund) and Scudder Kemper Investments, Inc. dated August 14, 2000, is incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.

          (7)        (e)(1)   Underwriting Agreement and Distribution Services
                              Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Distributors, Inc.
                              dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                     (e)(3) Amendment No. 1 dated August 31, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                     (e)(4) Amendment dated November 2, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                     (e)(5) Underwriting Agreement between the Registrant and Scudder Investor Services dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

          (8)                 Inapplicable.

          (9)        (g)(1)   Custodian Agreement between the Registrant (on
                              behalf of Scudder Growth and Income Fund) and State Street Bank and Trust Company ("State Street
                              Bank") dated December 31, 1984. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(2) Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(3) Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(4) Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(5) Amendment dated July 29, 1991 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(6) Amendment dated February 8, 1999 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (g)(7) Custodian fee schedule for Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.)

                        (g)(8) Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(9) Subcustodian Agreement between State Street Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(10) Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                        (g)(11) Custodian fee schedule for Scudder Classic Growth Fund dated August 1, 1994. (Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement.)

                  (10)  (m)(1)       12b-1 Plan between the Registrant, on
                                     behalf of Scudder Growth and Income Fund
                                     (Class R shares) and Scudder Large Company
                                     Growth Fund (Class R shares), and Scudder
                                     Investor Services, Inc. (Incorporated by reference to Post-Effective Amendment No.
                                     105 to the Registration Statement.)

                        (m)(2) Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

                        (m)(3) Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (m)(4) Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (m)(5) Plan with respect to Scudder Dividend and Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(6) Plan with respect to Scudder Capital Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(7) Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(8) Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(9) Plan with respect to Scudder Small Company Stock Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(10) Amended and Restated Plan with respect to Scudder Dividend and Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(11) Amended and Restated Plan with respect to Scudder Capital Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(12) Amended and Restated Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(13) Amended and Restated Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(14) Amended and Restated Plan with respect to Scudder Small Company Stock Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(15) Amended and Restated Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

                        (m)(16) Scudder Funds Amended and Restated Multi-Distribution System Plan is filed herewith.

                  (11)               Opinion and Consent of Dechert is filed
                                     herewith.

                  (12) Opinion and Consent of Willkie Farr & Gallagher is to be filed by post-effective amendment.

                  (13)  (h)(1)       Transfer Agency and Service Agreement with
                                     fee schedule between the Registrant and
                                     Scudder Service Corporation dated October
                                     2, 1989. (Incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement.)

                        (h)(1)(a) Revised fee schedule dated October 6, 1995. (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

                        (h)(1)(b) Form of revised fee schedule dated October 1, 1996. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (h)(2) Transfer Agency Fee Schedule between the Registrant, on behalf of Scudder Classic Growth Fund, and Kemper Service Company dated January 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(3) Agency Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Service Company dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (h)(4) Agency Agreement between the Registrant on behalf of Scudder Growth and Income Fund Class R shares and Scudder Large Company Growth Fund Class R shares, and Kemper Service Company dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement.)

                        (h)(5) COMPASS Service Agreement and fee schedule between the Registrant and Scudder Trust Company dated January 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (h)(6) COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995. (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)

                        (h)(6)(a) Fee Schedule for Services Provided Under Compass and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1996. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                        (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994. (Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement.)

                        (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(10) Amendment No. 1 dated August 31, 1999 to the Fund Accounting Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Scudder Fund Accounting Corporation. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund Accounting Corporation dated July 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund Accounting Corporation dated July 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund Accounting Corporation dated June 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(14) Scudder Accounting Fee Schedule between the Registrant, on behalf of Scudder Large Company Growth Fund - Class R Shares, and Scudder Fund Accounting Corporation dated September 14, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund Accounting Corporation dated March 2, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(16) Investment Accounting Agreement between the Registrant, on behalf of Scudder S&P 500 Index Fund and Scudder Fund Accounting Corporation dated August 28, 1997. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(17) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (h)(18) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Quality Growth Fund and Scudder Growth and Income
                                     Fund) dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)

                        (h)(19) Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (h)(19)(a) Amendment No. 1 to the Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated August 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(20) Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services, Inc., dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (h)(21) Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor Services, Inc., dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (h)(22) Administrative Services Agreement between the Registrant (on behalf of Scudder Capital Growth Fund, Scudder Dividend and Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500 Index Fund, Scudder Small Company Stock Fund and Scudder Kemper Investments, Inc.), dated July 17, 2000, is incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.

                        (h)(23) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Fund Accounting Corporation, dated July 17, 2000, is incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.

                        (h)(24) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Stock Fund and Scudder Fund Accounting Corporation, dated July 17, 2000, is incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.

             (14)                    Consents of Independent Accountants is
                                     filed herewith.

             (15)                    Inapplicable.

             (16)                    Powers of Attorney are filed herewith.

             (17)                    Form of Proxy is filed herewith.

Item 17.        Undertakings.
--------        -------------

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Investment Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 14/th/ day of December, 2000.

                               INVESTMENT TRUST


                               By:  /s/ Linda C. Coughlin
                                   -------------------------
                               Title:   President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                                           TITLE                             DATE
         ---------                                           -----                             ----
/s/ Linda C. Coughlin                                 President & Trustee               December 14, 2000
----------------------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.*                                   Trustee                     December 14, 2000
----------------------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*                                    Trustee                     December 14, 2000
----------------------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler*                                       Trustee                     December 14, 2000
----------------------------------------
Edgar R. Fiedler

/s/ Keith R. Fox*                                           Trustee                     December 14, 2000
----------------------------------------
Keith R. Fox

/s/ Joan Edelman Spero*                                     Trustee                     December 14, 2000
----------------------------------------
Joan Edelman Spero

/s/ Jean Gleason Stromberg*                                 Trustee                     December 14, 2000
----------------------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel*                                         Trustee                     December 14, 2000
----------------------------------------
Jean C. Tempel

/s/ Steven Zaleznick*                                       Trustee                     December 14, 2000
----------------------------------------
Steven Zaleznick

/s/ John R. Hebble                               Treasurer (Principal Financial         December 14, 2000
----------------------------------------             and Accounting Officer)
John R. Hebble

*By: /s/ Joseph R. Fleming                                                              December 14, 2000
     -----------------------------------
     Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                                  File No. [ - ]

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   EXHIBITS

                                      TO

                                   FORM N-14

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                               INVESTMENT TRUST

                               INVESTMENT TRUST

                                 EXHIBIT INDEX


Exhibit 10(m)(16) Scudder Funds Amended and Restated Multi-Distribution System Plan

Exhibit 11            Opinion and Consent of Dechert

Exhibit 14            Consents of Independent Accountants

Exhibit 16            Powers of Attorney

Exhibit 17            Form of Proxy